SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue from Sino foreign Jointly Managed Academic Programs	$ 2,676,147	$ 2,772,679	$ 2,484,194
Revenue from Technological Consulting Services for Smart Campus Solutions	1,059,453	1,995,559	2,232,588
Revenue from Overseas Study Consulting Services	36,174	129,485	525,878
Revenue from tailored job readiness training services	137,772	76,400	0
Revenue from textbook and course material sales	0	48,976	13,150
Total Revenue	$ 3,909,546	$ 5,023,099	$ 5,255,810